Earnings (loss) per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings (loss) per share	Earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing net income (loss) for the year attributed to the owners of the parent by the weighted average number of ordinary shares outstanding during the year.
The numerator of the Earnings per Share (“EPS”) calculation is adjusted to allocate undistributed earnings as if all earnings for the period had been distributed. In determining the numerator of basic EPS, earnings attributable to the Group is allocated as follows:

	2022	2021	2020

Net income (loss) attributable to Owners of the Parent	(519,417)	(1,358,813)	854,071
Numerator of basic and diluted EPS	(519,417)	(1,358,813)	854,071
As of December 31, 2022, the shares of a non-compete agreement signed with the Linx founders selling shareholders were adjusted to basic and diluted EPS calculation, shares that will be delivered in annual installments until 2026.
As of December 31, 2022, the Group used Treasury shares in the acquisition of Reclame Aqui, which were adjusted to basic and diluted EPS calculation since the acquisition date.
As of December 31, 2021, the shares issued in connection with the acquisition of non-controlling interest in PDCA were adjusted to basic and diluted EPS calculation since the acquisition date.
As of December 31, 2020, the shares issued in connection with the acquisition of Vitta Group and the follow-on offering were adjusted to basic and diluted EPS calculation since the acquisition date.
The following table contains the earnings per share of the Group for the years ended December 31, 2022, 2021 and 2020 (in thousands except share and per share amounts):

	2022	2021	2020

Numerator of basic EPS	(519,417)	(1,358,813)	854,071

Weighted average number of outstanding shares	311,880,008	308,905,398	289,289,033
Denominator of basic EPS	311,880,008	308,905,398	289,289,033

Basic earnings (loss) per share - R$	(1.67)	(4.40)	2.95

Numerator of diluted EPS	(519,417)	(1,358,813)	854,071

Share-based payments(a)	—	—	4,448,505
Weighted average number of outstanding shares	311,880,008	308,905,398	289,289,033
Denominator of diluted EPS	311,880,008	308,905,398	293,737,538

Diluted earnings (loss) per share - R$	(1.67)	(4.40)	2.91

(a)Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding, considering potentially convertible instruments. However, due to the loss for the year ended December 31, 2022 and 2021, these instruments issued have a non-diluting effect, therefore, they were not considered in the total number of outstanding shares to determine the diluted loss per share.